Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 747,500,109.00
Previously Paid Amount	0.00
Total Fee Amount	103,229.77
Total Offset Amount	0.00
Net Fee	103,229.77
Narrative - Max Aggregate Offering Price	$ 797,500,079.28
Final Prospectus	true